Income Taxes - Income tax expense (benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current Federal, State and Local, Tax Expense (Benefit)
State					$ 179	$ 201
Foreign					(99)	510
Total current					80	711
Deferred expense (benefit)
Federal					(4,617)	(15,230)
State					(901)	(3,003)
Foreign					2,070	(23)
Total deferred			$ (3,083)	$ (1,454)	(3,448)	(18,256)
Income tax expense (benefit)	$ (1,499)	$ (502)	$ (3,083)	$ (1,443)	$ (3,368)	$ (17,545)